Schedule of Finance Revenues (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Revenues [Line Items]
Retail notes and finance leases revenue	$ 98	$ 137
Operating lease revenue	40	32
Gross finance revenues	259	291
Less: Intercompany revenues	91	91
Finance revenues	168	200	219
Off Balance Sheet Securitization Transactions
Revenues [Line Items]
Securitization income		2
Wholesale Portfolio | Notes Receivable
Revenues [Line Items]
Interest revenue	87	93
Retail And Wholesale Portfolios
Revenues [Line Items]
Interest revenue	$ 34	$ 27